Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Non-current assets	€ 231,520	€ 140,737
Intangible assets	32,700	35,409
Right of use assets	48,285	43,374
Property, plant and equipment	125,545	34,779
Investments in associates	2,124	2,130
Deferred tax assets	3,582	5,570
Other non-current assets	19,282	19,476
Current assets	585,832	308,427
Inventories	124,098	26,933
Trade receivables	44,013	19,232
Other current assets	71,036	57,828
Cash and cash equivalents	346,686	204,435
Total assets	817,352	449,164
EQUITY
Capital and reserves attributable to the Company’s equity holders	170,581	77,422
Share capital	15,786	13,646
Share premium	409,258	244,984
Other reserves	52,512	52,342
Retained earnings/(Accumulated deficit)	(233,549)	(169,156)
Loss for the period	(73,425)	(64,393)
LIABILITIES
Non-current liabilities	277,791	195,872
Borrowings	50,726	46,375
Lease liabilities	53,687	49,392
Contract liabilities	4,741	58
Refund liabilities	158,970	97,205
Provisions	8,308	2,358
Deferred tax liabilities	1,290	412
Other liabilities	69	72
Current liabilities	368,979	175,870
Borrowings	7,107	6,988
Trade payables and accruals	68,119	36,212
Income tax liability	83
Tax and Employee-related liabilities	17,249	13,165
Lease liabilities	3,135	2,696
Contract liabilities	124,017	89,578
Refund liabilities	95,611	14,222
Provisions	48,708	10,169
Other liabilities	4,950	2,841
Total liabilities	646,771	371,742
Total equity and liabilities	€ 817,352	€ 449,164